Annual Operating Expenses - FidelityAdvisorNewInsightsFund-AMCIZPRO - FidelityAdvisorNewInsightsFund-AMCIZPRO - Fidelity Advisor New Insights Fund	Mar. 01, 2023
Fidelity Advisor New Insights Fund - Class A
Operating Expenses:
Management fee	0.27%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.18%
Total annual operating expenses	0.70%
Fidelity Advisor New Insights Fund - Class C
Operating Expenses:
Management fee	0.27%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.19%
Total annual operating expenses	1.46%
Fidelity Advisor New Insights Fund - Class M
Operating Expenses:
Management fee	0.27%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.18%
Total annual operating expenses	0.95%
Fidelity Advisor New Insights Fund - Class I
Operating Expenses:
Management fee	0.27%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.18%
Total annual operating expenses	0.45%
Fidelity Advisor New Insights Fund - Class Z
Operating Expenses:
Management fee	0.27%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.06%
Total annual operating expenses	0.33%